STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

NOTE 14 — STOCK-BASED COMPENSATION

The Company issued 65,000 shares of restricted common C shares with a four- year vesting period during the year ended December 31, 2021; there were no issuances of restricted common C shares in the year ended December 31, 2022. 600,000 shares of the 2019 restricted common C shares vested upon consummation of the Business Combination on December 6, 2022. An additional 254,507 vested as per the vesting schedule, prior to consummation of the Business Combination.

A summary of non-vested restricted common C shares as of December 31, 2022 and changes during the year then ended is presented below:

		Weighted-Average
		Grant Date Fair Value
	Shares	per Share
Non-vested restricted common C shares as of December 31, 2021	912,692	$0.01
Granted	—	—
Vested	(854,507)	0.01
Forfeited	(58,185)	0.02
Non-vested restricted common C shares as of December 31, 2022	—

A summary of non-vested restricted common C shares as of December 31, 2021 and changes during the year then ended is presented below:

		Weighted-Average
		Grant Date Fair Value
	Shares	per Share
Non-vested restricted common C shares as of December 31, 2020	1,370,391	$0.01
Granted	65,000	0.08
Vested	(381,689)	0.01
Forfeited	(141,010)	0.02
Non-vested restricted common C shares as of December 31, 2021(1)	912,692	$0.01
(1)	As of December 31, 2021, there was $10,949 of total unrecognized compensation cost related to non- vested restricted common C shares that is expected to be recognized over a weighted-average period of 1.98 years. The estimated forfeiture rate for restricted common C share was 0% as of December 31, 2021.

The fair value of the 381,689 shares that vested during the year ended December 31, 2021 was approximately $4,100.

Total stock compensation expense for the years ended December 31, 2022 and 2021 was $2,156,915 and $4,712, respectively. Stock compensation expense related to the restricted common C shares was $11,915 and $4,712 for the years ended December 31, 2022 and 2021, respectively. Stock compensation expense related to the issuance of Series A Redeemable Convertible Preferred Stock to certain employees was $2,145,000 and $0 for the years ended December 31, 2022 and 2021, respectively. (See Note 12 – Redeemable Convertible Preferred Stock.)

For the year ended December 31, 2021, and until immediately prior to the Merger transaction, the fair values of the shares of the Company’s restricted common C stock were estimated on each grant date by the board of directors. In order to determine the fair value, the then board of directors considered, among other things, valuations prepared by an independent third-party valuation firm in accordance with the guidance provided by the American Institute of Certified Public Accountants Practice Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. The fair value of the Company’s restricted common C stock was estimated using a two-step process. First, the Company’s enterprise value was established using generally accepted valuation methodologies, such as guideline public company and guideline company transactions. The enterprise value was allocated among the securities that comprise the capital structure of the Company using the option-pricing method. The option-pricing method treats all levels of the capital structure as call options on the enterprise’s value, with exercise price based on the “breakpoints” between each of the different claims on the securities. The inputs necessary for the option-pricing model include the current equity value (the enterprise value as previously calculated), breakpoints (the various characteristics for each class of equity, including liquidation preferences and priority distributions, in accordance with the Company’s certificate of incorporation, as amended and restated), term, risk-free rate, and volatility.